Derivative Financial Instruments and Hedge Accounting - Schedule of Timing of Nominal Amount of Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 10,093,100	¥ 8,313,016
Liabilities	11,472,444	9,303,258
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,295,916,743	1,908,888,898
Assets	9,199,972	7,539,188
Liabilities	8,620,848	6,765,135
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,484,549	3,349,082
Assets	25,912	23,438
Liabilities	35,727	34,816
Trading [member] | Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,665,553	1,943,776
Assets	4,055	1,753
Liabilities	32,516	32,612
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Managing the SMBC Group's credit risk portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,539,207	1,816,129
Assets	3,886	1,382
Liabilities	30,188	29,453
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Trading Purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	82,146	89,647
Assets		214
Liabilities	2,060	2,853
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	44,200	38,000
Assets	169	157
Liabilities	268	306
Trading [member] | Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,818,997	1,405,306
Assets	21,857	21,685
Liabilities	3,211	2,204
Trading [member] | Credit derivatives [member] | Protection sold [member] | Managing the SMBC Group's credit risk portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,790,455	1,305,660
Assets	21,211	19,620
Liabilities	3,211	2,192
Trading [member] | Credit derivatives [member] | Protection sold [member] | Trading Purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	28,542	98,676
Assets	646	2,063
Liabilities		12
Trading [member] | Credit derivatives [member] | Protection sold [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		970
Assets		2
Liabilities